INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Operating Loss Carryforwards	$ 3,800,219
A description of each operating loss carryforward included in operating loss carryforward.	2029
Valuation allowance against net deferred tax assets	100.00%
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0
Reduced the corporate tax rate description	The Tax Cuts and Jobs Act of 2017 (the “2017 Act”) reduced the corporate tax rate from 35% to 21% for tax years
Effective Income Tax Rate Reconciliation, Percent	80.00%